Report of Independent Registered
Public Accounting Firm

Janus Henderson Mortgage-Backed
Securities ETF
Janus Henderson Small Cap Growth
Alpha ETF
Janus Henderson Small/Mid Cap
Growth Alpha ETF
Janus Henderson Short Duration
Income ETF
The Long-Term Care ETF
Janus Henderson AAA CLO ETF

 In planning and performing our audits
of the financial statements of Janus
Henderson Mortgage-Backed Securities
ETF, Janus Henderson Small Cap
Growth Alpha ETF, Janus Henderson
Small/Mid Cap Growth Alpha ETF,
Janus Henderson Short Duration
Income ETF, The Long-Term Care ETF,
and Janus Henderson AAA CLO ETF
(constituting Janus Detroit Street Trust, hereafter collectively referred to as "the
Funds") as of and for the year or period ended October 31, 2020, in accordance with the standards of the Public
Company Accounting Oversight Board
(United States) (PCAOB), we considered
the Funds' internal control over
financial reporting, including controls
over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Funds' internal control over financial
reporting.
The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's
annual or interim financial statements
will not be prevented or detected on a
timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in
the Funds' internal control over
financial reporting and its operation,
including controls over safeguarding
securities, that we consider to be a
material weakness as defined above as of October 31, 2020.
This report is intended solely for the
information and use of the Board of
Trustees of Janus Detroit Street Trust
and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.

/s/ PricewaterhouseCoopers LLP

Denver, Colorado
December 18, 2020